SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll	$ 22,898				$ 152,308
Accrued research and development expenses	29,673				806,175
Accrued general and administrative expenses	10,000		60,661		1,392,743
Accrued director compensation					557,500
Deferred rent					12,438
Accrued DIP and Plan costs related to DIP Funding and Plan	650,493	[1]	657,598	[1],[2]
Total accrued expenses	$ 713,064		$ 718,259		$ 2,921,164

[1]	Amount represents DIP and Plan costs associated with the Auctus DIP Funding and the Plan.
[2]	Amount Represents DIP and Plan costs associated with the Auctus DIP Funding and the Plan. As of December 31, 2020, these amounts were note finalized and, as a result, were recorded as accrued expenses in the consolidated balance sheets. Subsequent to December 31, 2020, upon finalization, the amount representing the costs associated with the DIP Funding and the Plan will be converted into a Secured Convertible Note.